Employee Future Benefits - Schedule of Level 3 Changes in Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance, beginning of year	$ 3,743
Balance, end of year	4,119	$ 3,743
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance, beginning of year	291	282
Return on plan assets	5	(9)
Foreign currency translation	3	(1)
Purchases, sales and settlements	1	19
Balance, end of year	$ 300	$ 291